EARNINGS PER SHARE (Q3) (Details) - $ / shares		9 Months Ended	12 Months Ended
		Sep. 30, 2015	Dec. 31, 2014		Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from calculating basic and diluted net loss per common share (in shares)		4,110,641	3,376,308		9,058,353
Conversion price per share (in dollars per share)	[1]	$ 0
Warrants to purchase common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from calculating basic and diluted net loss per common share (in shares)		1,120,507	1,676,401		4,665,451
Stock options to purchase common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from calculating basic and diluted net loss per common share (in shares)		1,664,573	1,699,907		1,014,907
Common stock issuable upon the assumed conversion of payments due under our promissory note from April 2015 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from calculating basic and diluted net loss per common share (in shares)		1,325,561 [2]	0	[2],[3]	3,124,680	[3]
Percentage of weighted average prices of shares of common stock		80.00%
Monthly installment payment terms		If the monthly installments are paid in Common Stock, such shares being issued will be based on a price that is 80% of the average of the three lowest volume weighted average prices of the shares of Common Stock during the preceding twenty trading days. The percentage declines to 70% if the average of the three lowest volume weighted average prices of the shares of Common Stock during the preceding twenty trading days is less than $0.05 per share.
Preceding number of trading days to calculate weighted average common stock price		20 days
Declined percentage of weighted average prices of shares of common stock		70.00%
Weighted average price of shares of common stock, Maximum (in dollars per share)		$ 0.05
Conversion price per share (in dollars per share)		$ 0.22

[1]	As part of the April 2015 Note, at our option, subject to certain volume, price and other conditions, the monthly installments of principle and interest due under the April 2015 Note may be paid in whole, or in part, in cash or in Common Stock. If the monthly installments are paid in Common Stock, such shares being issued will be based on a price that is 80% of the average of the three lowest volume weighted average prices of the shares of Common Stock during the preceding twenty trading days. The percentage declines to 70% if the average of the three lowest volume weighted average prices of the shares of Common Stock during the preceding twenty trading days is less than $0.05 per share.
[2]	As part of the April 2015 Note, at our option, subject to certain volume, price and other conditions, the monthly installments of principle and interest due under the April 2015 Note may be paid in whole, or in part, in cash or in Common Stock. If the monthly installments are paid in Common Stock, such shares being issued will be based on a price that is 80% of the average of the three lowest volume weighted average prices of the shares of Common Stock during the preceding twenty trading days. The percentage declines to 70% if the average of the three lowest volume weighted average prices of the shares of Common Stock during the preceding twenty trading days is less than $0.05 per share. For the purposes of this Table, we have assumed that all outstanding monthly installments of principal and interest will be paid in Common Stock based on a price of $0.22 per share (80% of the average of the three lowest volume weighted average prices of the shares of Common Stock during the preceding twenty trading days prior to September 30, 2015), subject to certain ownership limitations.
[3]	The outstanding principal balance and the accrued and unpaid interest of the June 2012 Note may have been converted, at the option of Inter-Mountain, into shares of Common Stock at a conversion price of $0.35 per share, subject to certain pricing adjustments and ownership limitations. For the purposes of this Table, we have assumed a conversion price of $0.35 per share and no ownership limitations. On February 27, 2014 and on March 3, 2014, we received conversion notices from Inter-Mountain whereby we issued an aggregate of 435,502 shares of Common Stock for the final payment of approximately $152,000 due under the June 2012 Note.